[Missing Graphic Reference]	Douglas E. Scully Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203 925-6960 douglas.scully@prudential.com

May 1, 2017

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Prospectuses and Statements of Additional Information Filings Pursuant to Rule 497(j)

Dear Sir/Madam:

A) In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectuses and Statements of Additional Information ("SAIs") included in the referenced Registration Statements below, the form of Prospectuses and SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-162673	333-162678
333-162680
333-130989
333-144639
333-170466
333-184887
333-184888
333-184541
333-192701

B) In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectuses for Prudential Life Insurance Company Premier Retirement Variable Annuity v2.1 and Prudential Life Insurance Company of New Jersey Premier Retirement Variable Annuity v2.1 included in the referenced Registration Statements below, the form of Prospectuses that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-184890	333-184891

C) In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Statements of Additional Information ("SAIs") included in the referenced Registration Statements below, the form of SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-184890	333-162676
333-131035
333-170468
333-184892
333-184889
333-184891
333-184542
333-192702

Very truly yours,

/s/Douglas E. Scully
Douglas E. Scully
Vice President,
Corporate Counsel